Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 16,011
1 to 5 amortized cost	35,050
5 to 10 years amortized cost	48,177
10 and over amortized cost	5,112
Total		112,187
Under 1 year fair value	16,165
1 to 5 fair value	36,529
5 to 10 years fair value	48,268
10 and over fair value	4,886
Fair Value	105,848	114,258
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	28,646
1 to 5 amortized cost	118,385
5 to 10 years amortized cost	17,588
10 and over amortized cost	845
Total	165,464	167,225
Under 1 year fair value	28,895
1 to 5 fair value	122,171
5 to 10 years fair value	17,890
10 and over fair value	1,153
Fair Value	$ 163,121	$ 160,401	$ 172,517